Related party transactions (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions Details [Abstract]
Salary and short – term benefits	$ 2,192	$ 1,529
Stock-based compensation	3,129	2,616
Termination benefits	1,224	0
Total	$ 6,545	$ 4,145